INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		$ 260	$ 2,617
Impairment charges	[1]	(3,236)	(3,236)
Foreign currency translation adjustment		(185)	(181)
Total intangibles assets		$ 0	$ 263
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Cost of revenues	Cost of revenues
Customer Relationships [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross		$ 13,983	$ 13,983
Finite-Lived Intangible Assets, Accumulated Amortization	[2]	$ (10,562)	$ (10,302)

[1]	During the year ended December 31, 2024, the Company recorded an impairment loss related to its intangible assets. See also Note 2k.
[2]	Amortization expense amounted to $260 and $2,617 for the years ended December 31, 2025 and 2024, respectively.